UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA STATE TAX-FREE TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA STATE TAX-FREE TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA FLORIDA TAX-FREE MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2005

[LOGO OF USAA]
   USAA(R)

                USAA FLORIDA TAX-FREE
                      MONEY MARKET Fund

                            [GRAPHIC OF USAA FLORIDA TAX-FREE MONEY MARKET FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: ABN AMRO Bank N.V., JPMorgan Chase Bank, N.A., or RBC Centura Bank.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: Fannie Mae, Freddie Mac, General Electric Capital Corp., Minnesota GO, or National Rural Utility Corp.

              (INS) Principal and interest payments are insured by one of the following companies: Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              CP       Commercial Paper

              GO       General Obligation

              IDA      Industrial Development Authority/Agency

              ISD      Independent School District

              MFH      Multifamily Housing

              PCRB     Pollution Control Revenue Bond

              PUTTER   Puttable Tax-Exempt Receipts

              RB       Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY      VALUE
-------------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (87.2%)

             FLORIDA (79.1%)
   $  705    Brevard County Mental Health Facilities RB, Series 1994C (LOC - SunTrust Bank)      2.38%     1/01/2010   $    705
             Dade County IDA RB,
    2,400      Series 1982                                                                       2.95     11/15/2017      2,400
    5,700      Series 1985D (LOC - Societe Generale)                                             2.22      1/01/2016      5,700
    4,000    Duval County Housing Finance Auth. MFH RB, Series 2002 (NBGA)                       2.28     12/01/2032      4,000
    5,700    Highlands County Health Facilities Auth. RB, Series 2003C                           2.34     11/15/2021      5,700
    8,745    Hillsborough County Aviation Auth. RB, Series 2000 (NBGA)(a)                        2.30     12/01/2030      8,745
    1,000    Housing Finance Agency MFH RB, Series 1985EEE (LOC - KBC Bank, N.V.)                2.46     12/01/2008      1,000
    2,065    Housing Finance Agency Multi-Family Loan RB, Series 1984D (NBGA)                    2.33      5/15/2012      2,065
    9,900    Jacksonville Economic Development Commission Health Care Facilities RB,
               Series 2003A (LOC - Fortis Bank & JPMorgan Chase Bank, N.A.)                      2.30      9/01/2023      9,900
      700    Jacksonville PCRB, Series 1995                                                      2.43      5/01/2029        700
             Lee County IDA Health Care RB,
    2,910      Series 1999A (LOC - Fifth Third Bank)                                             2.56     12/01/2029      2,910
    3,300      Series 2002 (LOC - Bank of America, N.A.)                                         2.30     11/01/2032      3,300
             Lee Memorial Health System Hospital RB,
    5,050      Series 1995A                                                                      2.32      4/01/2025      5,050
      700      Series 1997B                                                                      2.32      4/01/2027        700
    1,735    Marion County Hospital District RB, Series 2000 (LOC - AmSouth Bank, N.A.)          2.31     10/01/2030      1,735
      525    Orange County Health Facilities Auth. RB,
                Series 1998 (LOC - Bank of America, N.A.)                                        2.35     11/01/2028        525
             Orange County IDA RB,
      575      Series 1989 (LOC - Wachovia Bank, N.A.)                                           2.53      2/01/2009        575
    1,295      Series 1998 (LOC - Wachovia Bank, N.A.)                                           2.34     10/01/2018      1,295
    5,700    Orange County Sales Tax ABN AMRO MuniTops Certificates Trust RB,
               Series 2002-27 (LIQ)(INS)(a)                                                      2.31      1/01/2011      5,700
    3,700    Palm Beach County Housing Finance Auth. MFH RB,
               Series 1988C (LOC - ABN AMRO Bank N.V. & Wachovia Bank, N.A.)                     2.28     11/01/2025      3,700
             Palm Beach County RB,
    1,400      Series 2000 (LOC - Bank of America, N.A.)                                         2.35      5/01/2030      1,400
    3,200      Series 2003 (LOC - Northern Trust Co.)                                            2.30     11/01/2036      3,200
    4,900    Port St. Lucie Utility RB, Series 2004A (LIQ)(INS)                                  2.32      9/01/2031      4,900
             Putnam County Development Auth. RB,
    4,135      Series 1984-H1 (NBGA)                                                             2.60      3/15/2014      4,135
    5,205      Series 1984-H2 (NBGA)                                                             2.60      3/15/2014      5,205
    4,100    St. Petersburg Health Facilities Auth. RB,
               Series 1999 (LOC - Wachovia Bank, N.A.)                                           2.64      1/01/2024      4,100
    2,365    Tallahassee Capital Bonds, Series 2004, PUTTER, Series 607 (LIQ)(INS)(a)            2.32     10/01/2012      2,365
    4,150    Wauchula IDA RB, Series 1993 (LOC - JPMorgan Chase Bank, N.A.)                      2.29     12/01/2013      4,150

             ALABAMA (4.1%)
    5,000    Birmingham Medical Clinic Board RB,
               Series 2002A (LOC - Columbus Bank & Trust Co.)                                    2.46      2/01/2012      5,000

             PENNSYLVANIA (4.0%)
    4,850    Chartiers Valley Industrial and Commercial Development Auth. RB, Series 1982        2.95     11/15/2017      4,850
                                                                                                                       --------
             Total variable-rate demand notes (cost: $105,710)                                                          105,710
                                                                                                                       --------
             PUT BONDS (7.0%)

             FLORIDA
    3,000    Gulf Coast Univ. Financing Corp. RB, Series 2005A (LOC - Wachovia Bank, N.A.)       2.50      2/01/2035      3,000
             Sarasota County Public Hospital CP,
    2,500      Series 1996A                                                                      2.95     10/01/2028      2,500
    3,000      Series 1996A                                                                      2.55     10/01/2028      3,000
                                                                                                                       --------
             Total put bonds (cost: $8,500)                                                                               8,500
                                                                                                                       --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY      VALUE
-------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (5.6%)

             MICHIGAN (2.5%)
   $3,000    Municipal Bond Auth. RB, Series 2005A (LOC - JPMorgan Chase Bank, N.A.)             3.75%     3/21/2006   $  3,025

             MINNESOTA (3.1%)
    2,500    ISD No. 2890 GO, Series 2004 (Renville County West)(NBGA)                           3.00      9/12/2005      2,506
    1,315    ISD No. 381 GO, Series 2004A (Lake Superior)(NBGA)                                  2.75      9/05/2005      1,318
                                                                                                                       --------
             Total fixed-rate instruments (cost: $6,849)                                                                  6,849
                                                                                                                       --------

             TOTAL INVESTMENTS (COST: $121,059)                                                                        $121,059
                                                                                                                       ========

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of two separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

             2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

         B. As of June 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $121,263,000 at June 30, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

                      TRUSTEES    Christopher W. Claus
                                  Barbara B. Dreeben
                                  Robert L. Mason, Ph.D.
                                  Michael F. Reimherr
                                  Laura T. Starks, Ph.D.
                                  Richard A. Zucker

                ADMINISTRATOR,    USAA Investment Management Company
           INVESTMENT ADVISER,    P.O. Box 659453
                  UNDERWRITER,    San Antonio, Texas 78265-9825
               AND DISTRIBUTOR

                TRANSFER AGENT    USAA Shareholder Account Services
                                  9800 Fredericksburg Road
                                  San Antonio, Texas 78288

                     CUSTODIAN    State Street Bank and Trust Company
                AND ACCOUNTING    P.O. Box 1713
                         AGENT    Boston, Massachusetts 02105

                   INDEPENDENT     Ernst & Young LLP
             REGISTERED PUBLIC    100 West Houston St., Suite 1900
               ACCOUNTING FIRM    San Antonio, Texas 78205

                     TELEPHONE    Call toll free - Central time
              ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                  Saturday, 8:30 a.m. to 5 p.m.
                                  Sunday, 10:30 a.m. to 7 p.m.

                FOR ADDITIONAL    (800) 531-8181
             INFORMATION ABOUT    For account servicing, exchanges,
                  MUTUAL FUNDS    or redemptions
                                  (800) 531-8448

               RECORDED MUTUAL    24-hour service (from any phone)
             FUND PRICE QUOTES    (800) 531-8066

                   MUTUAL FUND    (from touch-tone phones only)
                USAA TOUCHLINE    For account balance, last transaction, fund
                                  prices, or to exchange or redeem fund shares
                                  (800) 531-8777

               INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48507-0805                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA State Tax-Free Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA STATE TAX-FREE TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    August 29, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    August 29, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    August 29, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.